UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the fiscal period ended April 30, 2024, originally filed with the Securities and Exchange Commission on July 2, 2024 (Accession Number 0001580642-24-003419). The sole purpose of this amendment is to include the Schedule of Investments that was inadvertently excluded from the original filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

(a)

Hull Tactical US ETF

Ticker: HTUS

Semi-Annual Report

April 30, 2024

LISTED ON THE NYSE ARCA, INC. (THE “EXCHANGE”)

Investment Results (Unaudited)

Average Annual Total Returns* as of April 30, 2024

	Six Months	One Year	Five Years	Since Inception (April 30, 2018)
Hull Tactical US ETF – NAV	26.39%	24.16%	13.63%	10.06%
Hull Tactical US ETF – Market Price	28.26%	25.67%	13.95%	10.16%
S&P 500® Index(a)	20.98%	22.66%	13.19%	12.38%

Total annual operating expenses, as disclosed in the Hull Tactical US ETF’s (the “Fund”) prospectus dated February 28, 2024, were 0.96% of average daily net assets. Pursuant to its Advisory Agreement, HTAA, LLC, the Fund’s adviser (the “Adviser”), pays all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Excluded Expenses”). Additional information pertaining to the Fund’s expense ratios (not including acquired fund fees and expenses) as of April 30, 2024 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (844) 484-2484. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectfully. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The S&P 500® Index (the “Index”), or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 484-2484. Please read it carefully before investing.

Fund Holdings (Unaudited)

Hull Tactical US ETF Holdings as of April 30, 2024*

*	As a percentage of net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov or on the Fund’s website at www.hulltacticalfunds.com.

Hull Tactical US ETF
Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 53.56%
SPDR S&P 500 ETF Trust(a)(b)	46,782	$23,483,628
Total Exchange-Traded Funds
(Cost $16,522,639)		23,483,628

	Principal
	Amount
U.S. GOVERNMENT & AGENCIES(c)(d) — 34.77%
United States Treasury Bill, 5.35%, 5/2/2024(b)	$1,000,000	999,854
United States Treasury Bill, 5.37%, 5/9/2024(b)	500,000	499,414
United States Treasury Bill, 5.36%, 5/16/2024(b)	1,000,000	997,806
United States Treasury Bill, 5.37%, 5/23/2024(b)	1,000,000	996,773
United States Treasury Bill, 5.36%, 6/4/2024	1,000,000	995,011
United States Treasury Bill, 5.33%, 6/13/2024(b)	1,000,000	993,697
United States Treasury Bill, 5.50%, 6/25/2024	1,000,000	991,937
United States Treasury Bill, 5.28%, 7/5/2024	1,000,000	990,494
United States Treasury Bill, 5.37%, 7/9/2024	1,000,000	989,907
United States Treasury Bill, 5.30%, 7/25/2024	1,000,000	987,600
United States Treasury Bill, 5.31%, 8/1/2024	1,000,000	986,580
United States Treasury Bill, 5.31%, 8/8/2024	1,000,000	985,595
United States Treasury Bill, 5.31%, 8/15/2024	900,000	886,178
United States Treasury Bill, 5.32%, 9/5/2024	2,000,000	1,963,182
United States Treasury Bill, 5.31%, 9/19/2024	1,000,000	979,645
Total U.S. Government & Agencies
(Cost $15,246,664)		15,243,673

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED CALL OPTIONS — 0.07%
S&P 500 Index	5	$2,517,845	$5,130.00	May 2024	11,850
S&P 500 Index	4	2,014,276	5,180.00	May 2024	4,800
S&P 500 Index	7	3,524,983	5,190.00	May 2024	7,280
S&P 500 Index	6	3,021,414	5,235.00	May 2024	3,000
S&P 500 Index	1	503,569	5,240.00	May 2024	455
S&P 500 Index	27	13,596,363	5,350.00	May 2024	1,890
Total Purchased Call Options
(Cost $106,155)					29,275

PURCHASED PUT OPTIONS — 0.09%
S&P 500 Index	4	2,014,276	4,815.00	May 2024	4,460
S&P 500 Index	2	1,007,138	4,850.00	May 2024	2,970
S&P 500 Index	13	6,546,397	4,865.00	May 2024	21,840
S&P 500 Index	6	3,021,414	4,875.00	May 2024	10,980
S&P 500 Index	1	503,596	4,930.00	May 2024	2,865
Total Purchased Put Options
(Cost $65,864)					43,115

Total Investments — 88.49%
(Cost $31,941,322)					38,799,691

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Investments (continued)
April 30, 2024 (Unaudited)

Fair Value
Other Assets in Excess of Liabilities — 11.51%	$5,047,463
Net Assets — 100.00%	$43,847,154

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2024, the percentage of net assets invested in SPDR S&P 500 ETF Trust was 53.56% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(b)	Securities, or a portion thereof, have been pledged as collateral on open future contracts and/or written options contracts. The total collateral pledged is $14,320,816.

(c)	The rate shown represents effective yield at time of purchase.

(d)	Non-income producing security.

ETF - Exchange Traded Funds

SPDR - Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
April 30, 2024 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options (0.01)%
S&P 500 Index	(2)	$(1,007,138)	$5,230.00	May 2024	$(1,080)

S&P 500 Index	(13)	(6,546,397)	5,255.00	May 2024	(4,550)
S&P 500 Index	(1)	(503,596)	5,275.00	May 2024	(247)
Total Written Call Options (Premiums Received $19,948)					$(5,877)
Written Put Options (0.25)%
S&P 500 Index	(1)	(503,569)	4,755.00	May 2024	(705)

S&P 500 Index	(27)	(13,596,363)	4,825.00	May 2024	(32,805)

S&P 500 Index	(3)	(1,510,707)	4,895.00	May 2024	(6,465)

S&P 500 Index	(19)	(9,567,811)	4,950.00	May 2024	(64,125)
Total Written Put Options (Premiums Received $129,276)					(104,100)
Total Written Options (Premiums Received $149,224)					(109,977)

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Schedule of Futures Contracts
April 30, 2024 (Unaudited)

					Value and
LONG					Unrealized
FUTURES					Appreciation
CONTRACTS	Contracts	Expiration Date	Notional Value(a)	Value	(Depreciation)
E-Mini S&P 500 Futures	148	June 2024	$37,663,733	$37,495,800	$(167,933)
Total Futures					$(167,933)

(a)	Current notional amount at the close of the period.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $31,941,322)	$38,799,691
Cash and cash equivalents	4,814,292
Receivable for fund shares sold	778,059
Receivable for investments sold	1,084
Interest receivable	15,304
Total Assets	44,408,430
Liabilities
Written options, at value (premiums received $149,224)	109,977
Cash due to broker for futures contract transactions	225,060
Payable for investments purchased	17,155
Payable for net variation margin on futures contracts	207,077
Payable to Adviser	2,007
Total Liabilities	561,276
Net Assets	$43,847,154
Net Assets consist of:
Paid-in capital	$35,499,303
Accumulated earnings	8,347,851
Net Assets	$43,847,154
Shares outstanding (unlimited number of shares authorized, no par value)	1,145,000
Net asset value, offering and redemption price per share	$38.29

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statement of Operations
For the six months ended April 30, 2024 (Unaudited)

For the Six
Months
Ended April
30, 2024
Investment Income
Dividend income	$163,784
Interest income	362,710
Total investment income	526,494

Expenses
Investment Adviser fees	174,432
Total expenses	174,432
Net investment income	352,062

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(152,550)
Purchased options	154,747
Written options	490,369
Futures contracts	3,032,596
Change in unrealized appreciation (depreciation) on:
Investment securities	4,321,395
Purchased options	(80,322)
Written options	51,867
Futures contracts	(41,185)
Net realized and change in unrealized gain (loss) on investments	7,776,917
Net increase in net assets resulting from operations	$8,128,979

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Statements of Changes in Net Assets

		For the Eleven
	For the Six	Months Ended
	Months Ended	October 31,
	April 30, 2024	2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$352,062	$509,713
Net realized gain (loss) on investment securities transactions, purchased options, written options, futures contracts and foreign currency translations	3,525,162	(16,844)
Net change in unrealized appreciation (depreciation) of investment securities, purchased options, written options and futures contracts	4,251,755	(426,817)
Net increase in net assets resulting from operations	8,128,979	66,052
Distributions to shareholders from Earnings	(423,100)	(1,320,544)

Capital Transactions:
Proceeds from shares sold	6,433,123	27,877,453
Amount paid for shares redeemed	(1,716,686)	(19,810,507)
Net increase in net assets resulting from capital transactions	4,716,437	8,066,946
Total Increase in Net Assets	12,422,316	6,812,454

Net Assets
Beginning of period	31,424,838	24,612,384
End of period	$43,847,154	$31,424,838

Share Transactions - Fund Class:
Shares sold	170,000	850,000
Shares redeemed	(50,000)	(625,000)
Net increase in shares	120,000	225,000

(a)	The Fund changed its fiscal year to October 31.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Six
	Months		Months
	Ended		Ended
	April 30, 2024		October 31, 2023		For the Years Ended November 30,
	(Unaudited)		(Unaudited)		2022	2021		2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$30.66		$30.77		$34.50	$29.12		$26.72	$27.35
Investment operations:
Net investment income (loss)(a)	0.34		0.50		0.04	(0.01)		0.08	0.28
Net realized and unrealized gain (loss)	7.71		1.04	(b)	(0.97)	6.65		2.57	1.25 (b)
Total from investment operations	8.05		1.54		(0.93)	6.64		2.65	1.53
Less distributions to shareholders from:
Net investment income	(0.42)		(0.11)		—	—		(0.25)	(0.23)
Net realized gains	—		(1.54)		(2.80)	(1.26)		—	(1.93)
Total distributions	(0.42)		(1.65)		(2.80)	(1.26)		(0.25)	(2.16)
Net asset value, end of period	$38.29		$30.66		$30.77	$34.50		$29.12	$26.72
Total Return(c)	26.39	% (d)	5.61	% (d)	(3.07)%	23.60%		9.99%	7.91%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$43,847		$31,425		$24,612	$27,596		$26,211	$45,424
Ratio of net expenses to average net assets(e)	0.91	% (f)	0.91	% (f)	0.91%	0.96	% (g)	0.91%	0.91%
Ratio of net investment income (loss) to average net assets(e)	1.83	% (f)	1.74	% (f)	0.12%	(0.03)%		0.31%	1.13%
Portfolio turnover rate(h)	—	% (d)(i)	46	% (d)	215%	393%		833%	560%

*	The Fund changed its fiscal year to October 31.

(a)	Per share net investment income has been calculated using the average shares method.

(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(f)	Annualized.

(g)	The expense ratio includes security sold short fees on securities sold short. Had this expense been excluded, the ratio would have been 0.91%.

(h)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(i)	Rounds to less than $0.00 per share.

See accompanying notes which are an integral part of these financial statements.

Hull Tactical US ETF
Notes to the Financial Statements
April 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Hull Tactical US ETF (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees (the “Board”) held on March 6-7, 2023. The Trust is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2023 (the “Trust Agreement”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is HTAA, LLC (the “Adviser”). The Fund’s investment objective is to seek long-term capital appreciation.

Reorganization - The Hull Tactical US ETF is the legal successor to the Hull Tactical US ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, an unaffiliated registered investment company. On June 2, 2023, the Fund acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization (the “Reorganization”).

The Reorganization was accomplished by a tax-free exchange of 850,000 shares of the Fund, valued at $27,208,018 for the 850,000 shares of the Predecessor Fund outstanding on June 2, 2023.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $27,208,018, including $4,734,707 of unrealized appreciation, $139,740 of undistributed net investment income, and $(1,847,769) of accumulated realized loss.

The Reorganization transferred the investment advisory responsibility from Exchange Traded Concepts, LLC to HTAA, LLC. Prior to the Reorganization, HTAA, LLC served as the Predecessor Fund’s sub-adviser, thus maintaining the continuity of the portfolio management.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Counterparty Risk and Collateral — The Fund invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Futures Contracts – The Fund utilized futures contracts during the six months ended April 30, 2024 to seek the desired long or short exposure to the S&P 500® Index. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

transaction and the amount invested in the futures contract. Under the Futures Agreement the Future Commission Merchant (“FCM”) generally has the right, in the event that the Fund defaults, to liquidate the Fund’s open positions and to use those proceeds and any related collateral posted by the Fund to satisfy the Fund’s obligations to the FCM. Such setup provisions are considered “one-sided” or “asymmetrical” in that, although the FCM has the corresponding right to offset its assets and liabilities with the FCM in the event of a default by FCM. A Futures Agreement with “one-sided” setoff provision does not meet the definition of an enforceable master netting (or similar) agreement in that the reporting entity has no right of set off.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the six months ended April 30, 2024 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Options Contracts – The Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of April 30, 2024. The amount of realized gain (loss) on Purchased and Written Options is presented on the Statement

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

of Operations as “Net Realized Gain on Purchased and Written Options”. The change in the net fair value of the Purchased and Written Options is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options”.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2024 and the effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2024.

As of April 30, 2024:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$72,390
Written Options		Written options, at fair value	(109,977)
Futures Contracts		Payable for net variation margin on futures contracts	(207,077)

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

For the six months ended April 30, 2024:

			Change in Unrealized
	Location of Gain (Loss) on		Appreciation
	Derivatives on Statement of	Realized Gain	(Depreciation) on
Derivatives	Operations	on Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$154,747	$(80,322)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	490,369	51,867
Futures Contracts	Net realized gain and change in unrealized appreciation (depreciation) on futures contracts	3,032,596	(41,185)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2024:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$45,142
Written Options	(55,630)
Futures Contracts	23,650,785

(a)	Average based on the 6 months during the period that had activity.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2024:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
		Gross	Net Amounts
		Amounts	of Liabilities
	Gross	Offset in	Presented in
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$109,977	$—	$109,977	$(109,977)	$—	$—
Variation Margin on Futures Contracts	(207,077)	—	(207,077)	—	—	—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

Assets		Valuation Inputs
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,483,628	$—	$—	$23,483,628
U.S. Government & Agencies	—	15,243,673	—	15,243,673
Purchased Options	—	72,390	—	72,390
Total	$23,483,628	$15,316,063	$—	$38,799,691

Liabilities
Written Options	$—	$(109,977)	$—	$(109,977)
Futures(a)	(167,933)	—	—	(167,933)
Total	$(167,933)	$(109,977)	$—	$(277,910)

(a)	The amount shown represents the net unrealized depreciation of the futures contracts.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.91% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

indemnification expenses) so that total annual fund operating expenses remain at 0.91% of the Fund’s average daily net assets.

For the six months ended April 30, 2024, the Adviser earned a fee of $174,432 from the Fund. At April 30, 2024, the Fund owed the Adviser $2,007 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, purchases and sales of investment securities, other than short-term investments, were $0 and $6,351,874, respectively.

There were no purchases or sales of in-kind transactions for the six months ended April 30, 2024.

For the six months ended April 30, 2024, the Fund incurred net realized gains of $0 on in-kind redemptions.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2024.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

NOTE 6. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). For the six months ended April 30, 2024, the Fund received $4,000 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$5,377,871
Gross unrealized depreciation	(111,556)
Net unrealized appreciation on investments	$5,266,315
Tax cost of investments	$33,423,399

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

The tax character of distributions paid for the fiscal year ended October 31, 2023, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$911,629
Long-term capital gains	408,915
Total distributions paid	$1,320,544

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$394,455
Accumulated capital and other losses	(757,787)
Unrealized appreciation on investments	1,005,304
Total accumulated earnings	$641,972

For Federal income tax purposes, the cost of securities owned at October 31, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

As of October 31, 2023, the Fund had short-term capital loss carryforwards of $757,787. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distribution such gains to shareholders.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. UNDERYLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

Hull Tactical US ETF
Notes to the Financial Statements (continued)
April 30, 2024 (Unaudited)

As of April 30, 2024, the Fund had 53.56% of the value of its net assets invested in an ETF. The financial statements of this ETF can be found at www.sec.gov.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	November	April 30,	During	Expense
	1, 2023	2024	Period(a)	Ratio
Actual	$1,000.00	$1,263.90	$5.11	0.91%
Hypothetical(b)	$1,000.00	$1,020.35	$4.56	0.91%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 484-2484 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Tiffany R. Franklin, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER HTAA, LLC 141 W. Jackson Boulevard, Suite 1650 Chicago, IL 60604	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Hull-SAR-24

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	7/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	7/10/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/10/2024